PROPERTY AND EQUIPMENT (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property And Equipment Details
Furniture and Fixtures	$ 6,138	$ 2,276	$ 2,276
Less: Accumulated depreciation	(2,319)	(1,599)	(1,144)
Balance	$ 3,819	$ 677	$ 1,132